UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
[ ]    Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
Date of Report (Date of earliest event reported):
Commission File Number of securitizer:
Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]
[X] Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor/sponsor:	0001820023
TIF Funding II LLC
(Exact name of issuing entity as specified in its charter)
Central Index Key Number of issuing entity (if applicable):	N/A
Central Index Key Number of underwriter (if applicable):	N/A

Carla L. Heiss
Tel: (914) 697-2530
Name and telephone number, including area code, of the person to contact in connection with this filing.

PART II - FINDINGS AND CONCLUSIONS OF THIRD-PARTY
DUE DILIGENCE REPORTS
Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer
Attached as Exhibit 99.1 hereto is an agreed-upon procedures report, dated January 14, 2021, of KPMG LLP, which report sets forth the findings and conclusions, as applicable, of KPMG LLP with respect to certain agreed-upon procedures performed by KPMG LLP.
EXHIBIT INDEX
99.1    Report of Independent Accountants on Applying Agreed-Upon Procedures, dated January 14, 2021.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Triton International Finance LLC (Depositor/Sponsor)
By:	/s/ John Burns
Name:	John Burns
Title:	Chief Financial Officer
Dated:	January 15, 2021